Other Operating Income - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Other income (expense), net
Super deduction of input VAT	$ 10.8
Input Vat Additional Credit Admissible Percentage	10.00%